DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2015
Disclosure of detailed information about borrowings [line items]
Current portion	$ 15,864	$ 15,378
Long term portion	79,741	89,445
Total	95,605	104,823
Equipment financing credit facility
Disclosure of detailed information about borrowings [line items]
Current portion	147	931
Long term portion	0	188
Finance leases
Disclosure of detailed information about borrowings [line items]
Current portion	1,229	1,153
Long term portion	269	806
Ecobank Loan III
Disclosure of detailed information about borrowings [line items]
Current portion	2,222	0
Long term portion	7,337	0
Total	10,000
5% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Current portion	$ 0	13,294
Borrowings, interest rate	5.00%
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Long term portion	$ 42,515	47,617
Total	$ 42,515	47,617	$ 0
Borrowings, interest rate	7.00%
Royal Gold loan
Disclosure of detailed information about borrowings [line items]
Long term portion	$ 18,817	18,496
Total	$ 20,000			$ 20,000
Borrowings, interest rate	8.00%			11.50%
Vendor agreement
Disclosure of detailed information about borrowings [line items]
Current portion	$ 12,266	0
Long term portion	$ 10,803	$ 22,338
Borrowings, interest rate	7.50%